UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Four-in-One Index

Fund

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. Various account fees may also be payable to the custodian for certain services. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by these amounts. In addition, the Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. Various account fees may also be payable to the custodian for certain services. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by these amounts. In addition, the Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.08%	$ 1,000.00	$ 1,052.00	$ .41
Hypothetical A		$ 1,000.00	$ 1,024.80	$ .41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago	% Target Investment Allocation
Spartan 500 Index Fund Investor Class	48.1	48.0	48.0
Spartan Extended Market Index Fund Investor Class	12.1	12.0	12.0
Spartan International Index Fund Investor Class	24.9	25.0	25.0
Spartan U.S. Bond Index Fund Investor Class	14.9	15.0	15.0
Net Other Assets	0.0†	0.0†	0.0
	100.0	100.0	100.0
Asset Allocation (% of fund's net assets)
As of August 31, 2014
	Domestic Equity Funds 60.2%
	International Equity Funds 24.9%
	Investment Grade Fixed-Income Funds 14.9%

As of February 28, 2014
Domestic Equity Funds 60.0%
International Equity Funds 25.0%
Investment Grade Fixed-Income Funds 15.0%

† Amount represents less than 0.1%

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 85.1%
	Shares	Value
Domestic Equity Funds - 60.2%
Spartan 500 Index Fund Investor Class (a)	26,651,087	$ 1,899,689,510
Spartan Extended Market Index Fund Investor Class (a)	8,525,023	477,230,764
TOTAL DOMESTIC EQUITY FUNDS		2,376,920,274
International Equity Funds - 24.9%
Spartan International Index Fund Investor Class (a)	23,781,237	984,781,018
TOTAL EQUITY FUNDS (Cost $2,295,171,503)		3,361,701,292
Fixed-Income Funds - 14.9%

Investment Grade Fixed-Income Funds - 14.9%
Spartan U.S. Bond Index Fund Investor Class (a) (Cost $567,061,212)	50,351,697	589,618,375
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,862,232,715)		3,951,319,667
NET OTHER ASSETS (LIABILITIES) - 0.0%		49,278
NET ASSETS - 100%		$ 3,951,368,945
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Spartan 500 Index Fund Investor Class	$ 1,717,186,170	$ 110,371,456	$ 65,776,590	$ 15,956,926	$ 1,899,689,510
Spartan Extended Market Index Fund Investor Class	428,640,568	57,601,001	17,082,825	882,346	477,230,764
Spartan International Index Fund Investor Class	896,462,829	95,483,385	12,029,239	5,893,927	984,781,018
Spartan U.S. Bond Index Fund Investor Class	536,729,456	53,975,766	8,859,832	6,719,943	589,618,375
Total	$ 3,579,019,023	$ 317,431,608	$ 103,748,486	$ 29,453,142	$ 3,951,319,667
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $2,862,232,715) - See accompanying schedule		$ 3,951,319,667
Receivable for investments sold		26,251,744
Receivable for fund shares sold		2,715,715
Receivable from investment adviser for expense reductions		64,459
Total assets		3,980,351,585

Liabilities
Payable for investments purchased	$ 26,494,061
Payable for fund shares redeemed	2,165,904
Accrued management fee	322,675
Total liabilities		28,982,640

Net Assets		$ 3,951,368,945
Net Assets consist of:
Paid in capital		$ 2,851,520,250
Undistributed net investment income		27,867,336
Accumulated undistributed net realized gain (loss) on investments		(17,105,593)
Net unrealized appreciation (depreciation) on investments		1,089,086,952
Net Assets, for 104,040,074 shares outstanding		$ 3,951,368,945
Net Asset Value, offering price and redemption price per share ($3,951,368,945 ÷ 104,040,074 shares)		$ 37.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 29,453,142

Expenses
Management fee	$ 1,865,865
Independent trustees' compensation	8,114
Total expenses before reductions	1,873,979
Expense reductions	(375,127)	1,498,852
Net investment income (loss)		27,954,290
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	300,684
Capital gain distributions from underlying funds	5,763,070
Total net realized gain (loss)		6,063,754
Change in net unrealized appreciation (depreciation) on underlying funds		158,316,837
Net gain (loss)		164,380,591
Net increase (decrease) in net assets resulting from operations		$ 192,334,881

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,954,290	$ 59,259,798
Net realized gain (loss)	6,063,754	69,739,769
Change in net unrealized appreciation (depreciation)	158,316,837	438,298,357
Net increase (decrease) in net assets resulting from operations	192,334,881	567,297,924
Distributions to shareholders from net investment income	(1,600,914)	(58,528,543)
Distributions to shareholders from net realized gain	(5,903,369)	(10,515,674)
Total distributions	(7,504,283)	(69,044,217)
Share transactions Proceeds from sales of shares	407,503,935	893,373,394
Reinvestment of distributions	7,185,495	65,979,964
Cost of shares redeemed	(227,215,844)	(439,647,028)
Net increase (decrease) in net assets resulting from share transactions	187,473,586	519,706,330
Total increase (decrease) in net assets	372,304,184	1,017,960,037

Net Assets
Beginning of period	3,579,064,761	2,561,104,724
End of period (including undistributed net investment income of $27,867,336 and undistributed net investment income of $1,513,960, respectively)	$ 3,951,368,945	$ 3,579,064,761
Other Information Shares
Sold	11,081,842	26,506,113
Issued in reinvestment of distributions	203,152	1,861,471
Redeemed	(6,173,014)	(13,080,523)
Net increase (decrease)	5,111,980	15,287,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31,	Years ended February 28,
	2014	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.18	$ 30.62	$ 28.20	$ 28.36	$ 24.00	$ 16.64
Income from Investment Operations
Net investment income (loss) D	.27	.66	.63	.62	.51	.54
Net realized and unrealized gain (loss)	1.61	5.63	2.46	(.12)	4.42	7.35
Total from investment operations	1.88	6.29	3.09	.50	4.93	7.89
Distributions from net investment income	(.02)	(.62)	(.65)	(.64)	(.53)	(.50)
Distributions from net realized gain	(.06)	(.11)	(.02)	(.02)	(.04)	(.03)
Total distributions	(.08)	(.73)	(.67)	(.66)	(.57)	(.53)
Net asset value, end of period	$ 37.98	$ 36.18	$ 30.62	$ 28.20	$ 28.36	$ 24.00
Total ReturnB, C	5.20%	20.59%	11.11%	1.94%	20.68%	47.36%
Ratios to Average Net Assets F
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08%A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%A	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.49% A	1.95%	2.20%	2.29%	2.00%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,951,369	$ 3,579,065	$ 2,561,105	$ 2,356,711	$ 2,425,009	$ 2,060,208
Portfolio turnover rate E	6% A	9%	13%	16%	19%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Fidelity® Four-in-One Index Fund (the Fund) is a fund of Fidelity Aberdeen Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund invests in a combination of Fidelity index funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Geode Capital Management, LLC serves as sub-adviser for the underlying stock funds.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,067,644,651
Gross unrealized depreciation	(1,911,947)
Net unrealized appreciation (depreciation) on securities	$ 1,065,732,704

Tax cost	$ 2,885,586,963

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares aggregated $317,431,608 and $103,748,486, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .10% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. Pursuant to this agreement, FMR pays all expenses of the Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. For the services under the agreement, the investment adviser pays FMR a monthly administration fee equal to the management fee received by the investment adviser, minus an amount equal to an annual rate of .02% of the Fund's average net assets. The Fund does not pay any fees for these services.

5. Expense Reductions.

FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .08% of average net assets. This reimbursement will remain in place through April 30, 2015. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $375,127.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Administrator

Fidelity Management & Research
Company

Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IDV-USAN-1014
1.790939.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2014